Income Taxes - Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Balance, beginning of year	$ 5	$ 0
Additions for tax positions of prior years	0	5
Settlements during the year	(5)	0
Foreign exchange and other	0	0
Balance, end of year	$ 0	$ 5